Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Share-based compensation recognized in costs and expenses

Share-based compensation recognized in costs and expenses for the years ended December 31, 2016, 2017 and 2018 are as follows (in thousands):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Cost of revenues	(4,367)	5,017	3,750	545
Sales and marketing expenses	(2,842)	1,877	2,360	343
General and administrative expenses	11,025	10,796	5,072	738
Technology and product development expenses	(1,926)	3,162	2,807	408
Total	1,890	20,852	13,989	2,034

Summary of share option activities

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2016	46,117,530	0.81	7.5	7.6
Granted	9,991,964	0.47
Forfeited and expired	(10,005,413)	0.94
Exercised	(1,658,946)	0.22		0.4
Outstanding as of December 31, 2016	44,445,135	0.43	7.1	1.8
Granted	7,255,000	0.42
Forfeited and expired	(7,319,500)	0.50
Exercised	(5,091,696)	0.37		2.1
Outstanding as of December 31, 2017	39,288,939	0.42	6.7	15.3
Granted	3,719,500	0.56
Forfeited and expired	(3,933,599)	0.47
Exercised	(4,823,106)	0.12		2.3
Outstanding as of December 31, 2018	34,251,734	0.47	6.4	—
Exercisable as of December 31, 2018	22,371,868	0.47	5.6	—
Vested and expected to vest as of December 31, 2018	29,356,424	0.48	6.1	—

Share options valuation assumption

For the Years Ended December 31,
	2016	2017	2018
Expected volatility rate	50.67%-55.65%	48.84%-57.06%	56.76%-57.10%
Expected dividend yield	—	—	—
Expected term (years)	3.91-6.16	3.13-6.16	2.50-6.16
Risk-free interest rate (per annum)	1.30%-1.55%	0.90%-1.92%	0.91%-2.09%